Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, N.Y. 10017-3954
(212) 455-2000
Facsimile (212) 455-2502
212-455-3189
etolley@stblaw.com
July 20, 2006
VIA EDGAR
Re:   Chart Industries, Inc.
Amendment No. 5 to Registration Statement on
Form S-1 File No. 333-133254
Rufus Decker
Jennifer Hardy
Craig Slivka
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 7010
Washington, DC 20549-7010
Dear Mr. Decker, Ms. Hardy and Mr. Slivka:
On behalf of Chart Industries, Inc. (the “Company”), we are filing concurrently with this letter Amendment No. 5 to the Registration Statement. As I mentioned to Mr. Slivka in a voicemail on Tuesday, July 18, 2006, the primary purpose of filing Amendment No. 5 is to fully respond to comment 1 in the comment letter of the staff of the Securities and Exchange Commission dated June 30, 2006 by removing the legend to the auditor’s report and to include in the filing a signed and dated auditor’s consent. We also made certain changes to reflect the fact that the 4.6263-for-one stock split was effected and corrected a few typographical errors.
Please call me at (212-455-3189) or Ryan Bekkerus (212-455-2293) of my firm with any questions you may have regarding this filing.
Very truly yours,
/s/  Edward P. Tolley III
Edward P. Tolley III